Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.62%
Five Years	6.10%
Ten Years	4.93%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.71%
Five Years	6.18%
Ten Years	5.01%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.25%
Five Years	4.55%
Ten Years	4.27%
Inception Date	Sep. 01, 1977
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.33%
Five Years	4.64%
Ten Years	4.35%
Inception Date	Feb. 12, 2001
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.79%
Five Years	1.94%
Ten Years	2.68%
Inception Date	Aug. 31, 1987
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.87%
Five Years	2.02%
Ten Years	2.76%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.07%
Five Years	5.53%
Ten Years	4.67%
Inception Date	Sep. 01, 1977
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.15%
Five Years	5.61%
Ten Years	4.75%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.65%
Five Years	0.93%
Ten Years	2.05%
Inception Date	Sep. 01, 1977
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.73%
Five Years	1.01%
Ten Years	2.13%
Inception Date	Feb. 12, 2001
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.05%
Ten Years	1.22%
Inception Date	Jun. 10, 1980
Return After Taxes on Distributions | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.62%
Five Years	6.10%
Ten Years	4.93%
Return After Taxes on Distributions | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.25%
Five Years	4.55%
Ten Years	4.27%
Return After Taxes on Distributions | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.79%
Five Years	1.94%
Ten Years	2.68%
Return After Taxes on Distributions | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.98%
Five Years	5.51%
Ten Years	4.66%
Return After Taxes on Distributions | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.65%
Five Years	0.93%
Ten Years	2.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.36%
Five Years	5.69%
Ten Years	4.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.49%
Five Years	4.30%
Ten Years	4.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.71%
Five Years	1.94%
Ten Years	2.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.08%
Five Years	5.21%
Ten Years	4.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.68%
Five Years	0.96%
Ten Years	2.02%
Tax-Exempt Money Market Funds Average | Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	none
Ten Years	0.92%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.05%
Five Years	5.16%
Ten Years	4.74%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.05%
Five Years	5.16%
Ten Years	4.74%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.05%
Five Years	5.16%
Ten Years	4.74%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.05%
Five Years	5.16%
Ten Years	4.74%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.58%
Five Years	0.99%
Ten Years	2.20%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.58%
Five Years	0.99%
Ten Years	2.20%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.36%
Five Years	4.31%
Ten Years	4.35%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.36%
Five Years	4.31%
Ten Years	4.35%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.78%
Five Years	2.23%
Ten Years	3.14%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.78%
Five Years	2.23%
Ten Years	3.14%